Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables.
Schedule of components of trade and other receivables
(a)Carrying amounts

	2021	2020

	US $’000

Non-current other receivables (*)	107,020	5,293
(*) Mainly deposits related to lease activities.
Current trade and other receivables
Trade receivables	1,178,001	457,506
Other receivables
Insurance recoveries (see also Note 15)	7,672	4,636
Government institutions	14,865	15,471
Prepaid expenses	55,812	30,014
Other receivables	21,792	12,374
	100,141	62,495

	1,278,142	520,001